SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended					9 Months Ended	12 Months Ended
	Mar. 01, 2017	Feb. 28, 2017	Feb. 02, 2017	Nov. 08, 2017	Oct. 31, 2017	May 31, 2017	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	May 31, 2016	Jan. 31, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									6,900,000	150,000
Stock Issued During Period, Shares, Share-based Compensation, Gross									1,000,000
Class of Warrant or Rights, Granted						750,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.10
Stock Issued During Period, Shares, New Issues								4,000,000	8,333,334	4,000,000
Shares Issued, Price Per Share (in Dollars per share)							$ 0.05		$ 0.06	$ 0.05	$ 0.07	$ 0.096
Proceeds from Issuance or Sale of Equity (in Dollars)									$ 500,000	$ 160,000
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			5,700,000
Subsequent Event, Description		On February 28, 2017, the Company entered into separation and release agreements (Separation Agreements) with our former Chairman and CEO, Edwin Marshall, and our former Director of Operation, Dr. Jill Marshall. The Separation Agreements include principal payment schedules for promissory notes issued to these individuals and modify the terms of common stock option awards granted to them under the 2014 Equity Incentive Plan by increasing the exercise period of the grants from three weeks to three years following termination.
Stock Issued During Period, Shares, Share-based Compensation, Gross	1,000,000
Class of Warrant or Rights, Granted					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.10
Stock Issued During Period, Shares, New Issues				2,000,000
Shares Issued, Price Per Share (in Dollars per share)				$ 0.05
Proceeds from Issuance or Sale of Equity (in Dollars)				$ 100,000
Subsequent Event [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Granted, Value, Share-based Compensation, Gross (in Dollars)	$ 1,000,000
Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	750,000
Subsequent Event [Member] | Share-based Compensation Award, Tranche Two [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000